TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Schedule of Transferred Assets and Liabilities
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 25). The liabilities shown in the table below have recourse to the transferred assets.

	2021		2020
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
The Group	£m	£m	£m	£m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	—	—	—	—
Financial assets at fair value through other comprehensive income	7,706	5,039	7,475	5,105
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	30,965	3,705	34,584	4,481
1The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £23,521 million (31 December 2020: £27,418 million).

	2021		2020
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
The Bank	£m	£m	£m	£m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	—	—	3,244	1,869
Financial assets at fair value through other comprehensive income	8,626	5,745	4,889	3,895
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	2,847	176	4,072	—
1The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.